Stockholders' Equity (Details Narrative) - USD ($)					3 Months Ended				9 Months Ended	12 Months Ended
	Jul. 11, 2018	Jan. 29, 2018	Jan. 04, 2018	Jan. 02, 2018	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 31, 2018	Feb. 19, 2016	Jan. 15, 2016
Common stock, shares authorized					500,000,000	500,000,000	500,000,000		500,000,000	500,000,000	500,000,000
Common stock, par value					$ 0.0001	$ 0.0001	$ 0.001		$ 0.0001	$ 0.001	$ 0.0001
Preferred stock, shares authorized					10,000,000	10,000,000	10,000,000		10,000,000	10,000,000	10,000,000			10,000,000
Preferred stock, par value					$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares issued					67,992,126	67,992,126	15,803,021		67,992,126	15,803,021	8,627,013
Common stock, shares outstanding					18,415,030	18,415,030	12,461,036		18,415,030	12,461,036	8,627,013
Shares valued at closing price per share													$ 0.9001
Number of common stock shares issued							800,000	181,818
Purchase price of shares issued							$ 1,182,100	$ 200,000		$ 952,000	$ 1,105,000
Warrant exercises, share							964,000			964,000
Warrants exercise price per share											$ 1.00
Shares issued upon notes conversion										200,000
Loss of conversion of stock					$ 1,270,417				$ 1,396,433
Warrant expire term										1 year	2 years
Warrants estimated fair value amount										$ 404,767	$ 425,425
Minimum [Member]
Shares valued at closing price per share								$ 0.65
Warrants exercise price per share							$ 1.00			$ 1.00
Maximum [Member]
Shares valued at closing price per share								$ 2.93
Warrants exercise price per share							$ 2.00			$ 2.00
Institutional Investor [Member]
Shares issued upon notes conversion	416,667
Principal amount of notes converted	$ 250,000
Conversion price per share	$ 0.60
Loss of conversion of stock	$ 246,745
PT. Kinerja Indonesia [Member]
Common stock, shares authorized					20,000,000	20,000,000			20,000,000			20,000,000
Common stock, par value					$ 0.001	$ 0.001			$ 0.001			$ 0.001
Common stock, shares issued					18,000,000	18,000,000			18,000,000			18,000,000
Common stock, shares outstanding					18,000,000	18,000,000			18,000,000			18,000,000
Ownership interest rate					75.00%	75.00%			75.00%			75.00%
PT. Kinerja Indonesia [Member] | Chairman and CEO [Member]
Ownership interest rate					25.00%	25.00%			25.00%
PT. Kinerja Indonesia [Member] | Edwin Ng [Member]
Number of shares owned					13,500,000	13,500,000			13,500,000			13,500,000
PT. Kinerja Indonesia [Member] | Mr. Henful [Member]
Number of shares owned					1,800,000	1,800,000			1,800,000			1,800,000
PT. Kinerja Indonesia [Member] | Mr. Eric Wibowo [Member]
Number of shares owned					900,000	900,000			900,000			900,000
PT. Kinerja Indonesia [Member] | PT. Adelyus Anugerah Abadi [Member]
Number of shares owned					1,800,000	1,800,000			1,800,000			1,800,000
Bear Greek Capital [Member]
Contingently issuable shares		25,000
Recorded value of stock payable		$ 34,000
First Fire Global Opportunities Fund LLC [Member]
Warrant exercises, share			100,000
Payment of warrant exercise			$ 100,000
Tangiers Global, LLC, Power Up Lending Group, Ltd and Crossover Capital Fund I, LLC [Member]
Shares issued upon notes conversion						2,408,489
Principal amount of notes converted					$ 662,862	$ 662,862			$ 662,862
Loss of conversion of stock						1,396,433
Accrued interest					$ 48,822	$ 48,822			$ 48,822
Tangiers Global, LLC, Power Up Lending Group, Ltd and Crossover Capital Fund I, LLC [Member] | Minimum [Member]
Conversion price per share					$ 0.15	$ 0.15			$ 0.15
Tangiers Global, LLC, Power Up Lending Group, Ltd and Crossover Capital Fund I, LLC [Member] | Maximum [Member]
Conversion price per share					1.25	1.25			$ 1.25
Restricted Stock [Member]
Shares issued for services, shares							800,000		2,257,778
Consulting service expense									$ 3,302,441
Restricted Stock [Member] | Minimum [Member]
Shares valued at closing price per share					0.85	0.85			$ 0.85
Restricted Stock [Member] | Maximum [Member]
Shares valued at closing price per share					$ 1.39	$ 1.39			$ 1.39
Series A Convertible Preferred Stock [Member]
Preferred stock, shares authorized					200,000	200,000			200,000
Preferred stock, par value					$ 0.0001	$ 0.0001			$ 0.0001
Series A Convertible Preferred Stock [Member] | Institutional Investor [Member]
Number of common stock shares issued				400,000
Purchase price of shares issued				$ 500,000
Class N Warrants [Member] | Investor [Member]
Warrant exercises, share				400,000
Warrants exercise price per share				$ 1.25
Warrant expire term				3 years
Warrants estimated fair value amount				$ 300,772